Overview: (Details Textual) $ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		May 25, 2018 MXN ($)	May 25, 2018 USD ($)	May 26, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	May 25, 2018 USD ($)	Oct. 19, 2017 MXN ($)	May 30, 2017 MXN ($)
Other comprehensive income, net of tax, exchange differences on translation					$ 116,059	$ 315,021
Copyrights, patents and other industrial property rights, service and operating rights					6,053,820
Deferred income tax resulting from the comparison of the fair values and the book value					605,382
Goodwill expected to be deductible for tax purposes					5,606,265
Amortisation, intangible assets other than goodwill					98,780	98,780
Non-controlling interest in acquiree recognised at acquisition date		$ (327,003)			6,302,205			$ 310,827
Percentage of voting equity interests acquired		7.58%					7.58%
Aerostar [Member]
Investments in subsidiaries							$ 7,877,756
Carrying value of investments							$ 2,353,040
Gain on fair value adjustments of investments			$ 5,524,716
Other comprehensive income, net of tax, exchange differences on translation		$ 655,515			(5,772)	254,110
Goodwill expected to be deductible for tax purposes					$ 5,606,265
Non-controlling interest in acquiree recognised at acquisition date									$ 6,302,205
Business combination pro forma revenue						1,549,099
Cash transferred		726,628		$ 726,628
Other tangible or intangible assets transferred		$ 848,923							$ 848,923
Proportion of ownership interest in joint venture					50.00%
Business combination pro forma net income						127,042
Airplan [Member]
Proportion of ownership interest in subsidiary		100.00%	100.00%		100.00%
Goodwill expected to be deductible for tax purposes					$ 1,474,955
Business combination pro forma revenue						2,640,493
Percentage of voting equity interests acquired		7.58%					7.58%	92.42%
Business combination pro forma net income						$ 231,130
Investing Public [member]
Percentage of Outstanding Capital Stock					67.46%
Inversiones y Tecnicas Aeroportuarias [member]
Proportion of ownership interest in subsidiary					12.31%
Percentage of Outstanding Capital Stock					7.65%
Servicios Estrategia Patrimonial [member]
Percentage of Outstanding Capital Stock					7.12%
Agrupacion Aeroportuaria Internacional III [member]
Percentage of Outstanding Capital Stock					5.46%
Remer Soluciones a la Inversion [member]
Percentage of Outstanding Capital Stock					12.31%
Caribbean Logistic, S. A. de C. V., [member]
Proportion of ownership interest in subsidiary					95.00%
Cargo RF, S. A. de C. V [member]
Proportion of ownership interest in subsidiary					95.00%
Cancun Airport Services, S. A. de C. V. [member]
Proportion of ownership interest in subsidiary					95.00%
Aeropuerto de Cancún, S. A. de C. V. [Member]
Proportion of ownership interest in subsidiary	[1],[2]				100.00%	100.00%
Proportion of ownership interest in joint venture				50.00%	60.00%	60.00%

[1]	Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% and later in May 25, 2018 the 7,58% left to obtain the 100% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date, Airplan’s results have been incorporated line-by-line into the Company’s and Cancún Airport’s financial statements.
[2]	Cancún held a 50% of Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún acquired an additional 10% equity interest in Aerostar, As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.